Five-Year Schedule of Maturities of Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	€ 2,085	€ 2,207	€ 1,389
Long-term borrowings	7,574	4,338
Aegon N.V [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	1,345	1,403
Long-term borrowings	1,218	1,257
Aegon N.V [member] | Later than two years and not later than three years [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings	498
Aegon N.V [member] | Later than three years and not later than four years [member]
Disclosure of long-term borrowings [Line Items]
Long-term borrowings		497
Aegon N.V [member] | Later than 5 years [member]
Disclosure of long-term borrowings [Line Items]
Subordinated borrowings	1,345	1,403
Long-term borrowings	€ 720	€ 760